UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.1%
		Australia — 4.8%
17		AGL Energy Ltd. (m)	269
90		Alumina Ltd. (m)	213
45		Amcor Ltd. (m)	348
101		AMP Ltd. (m)	503
1		Aristocrat Leisure Ltd. (m)	1
108		Asciano Ltd. (m)	198
6		ASX Ltd. (m)	211
93		Australia & New Zealand Banking Group Ltd. (m)	2,117
12		Bendigo and Adelaide Bank Ltd. (m)	120
449		BGP Holdings Beneficial Interest Share (a) (f) (i)	–
115		BHP Billiton Ltd. (m)	5,237
63		BlueScope Steel Ltd. (m)	78
25		Boral Ltd. (m)	113
53		Brambles Ltd. (m)	400
5		Caltex Australia Ltd. (m)	54
63		CFS Retail Property Trust (m)	119
21		Coca-Cola Amatil Ltd. (m)	256
2		Cochlear Ltd. (m)	150
55		Commonwealth Bank of Australia (m)	2,989
17		Computershare Ltd. (m)	151
17		Crown Ltd. (m)	166
19		CSL Ltd. (m)	645
165		Dexus Property Group (m)	156
–	(h)	DuluxGroup Ltd. (m)	–	(h)
23		Echo Entertainment Group Ltd. (a) (m)	103
–	(h)	Energy Resources of Australia Ltd. (m)	1
76		Fairfax Media Ltd. (m)	73
46		Fortescue Metals Group Ltd. (m)	320
71		Foster’s Group Ltd. (m)	394
255		Goodman Group (m)	190
68		GPT Group (m)	224
18		Harvey Norman Holdings Ltd. (m)	43
15		Iluka Resources Ltd. (m)	294
59		Incitec Pivot Ltd. (m)	256
75		Insurance Australia Group Ltd. (m)	270
6		Leighton Holdings Ltd. (m)	135
20		Lend Lease Group (m)	193
58		Lynas Corp Ltd. (a) (m)	135
6		MacArthur Coal Ltd. (m)	96
13		Macquarie Group Ltd. (m)	380
13		MAp Group (m)	45
26		Metcash Ltd. (m)	119
128		Mirvac Group (m)	162
77		National Australia Bank Ltd. (m)	2,037
27		Newcrest Mining Ltd. (m)	1,190
45		OneSteel Ltd. (m)	88
13		Orica Ltd. (m)	374
38		Origin Energy Ltd. (m)	606
12		OZ Minerals Ltd. (m)	177
22		Paladin Energy Ltd. (a) (m)	65
38		Qantas Airways Ltd. (a) (m)	77
37		QBE Insurance Group Ltd. (m)	669
62		QR National Ltd. (a) (m)	230
4		Ramsay Health Care Ltd. (m)	86
16		Rio Tinto Ltd. (m)	1,366
31		Santos Ltd. (m)	445
14		Sonic Healthcare Ltd. (m)	183
47		SP AusNet (m)	48
88		Stockland (m)	294
46		Suncorp Group Ltd. (m)	378
23		TABCORP Holdings Ltd. (m)	82
44		Tatts Group Ltd. (m)	113
156		Telstra Corp. Ltd. (m)	511
23		Toll Holdings Ltd. (m)	113
49		Transurban Group (m)	272
36		Wesfarmers Ltd. (m)	1,158
5		Wesfarmers Ltd. (m)	169
77		Westfield Group (m)	676
108		Westfield Retail Trust (m)	288
107		Westpac Banking Corp. (m)	2,404
22		Woodside Petroleum Ltd. (m)	934
43		Woolworths Ltd. (m)	1,276
7		WorleyParsons Ltd. (m)	214

			34,450

		Austria — 1.4%
54		Erste Group Bank AG (m)	2,565
261		IMMOFINANZ AG (a) (m)	1,008
46		OMV AG (m)	1,818
14		Raiffeisen Bank International AG (m)	705
92		Telekom Austria AG (m)	1,131
19		Verbund AG (m)	766
11		Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	558
31		Voestalpine AG (m)	1,588

			10,139

		Belgium — 1.7%
257		Ageas (m)	528
96		Anheuser-Busch InBev N.V. (m)	5,511
5		Bekaert S.A. (m)	276
18		Belgacom S.A. (m)	645
9		Colruyt S.A. (m)	449
12		Delhaize Group S.A. (m)	870
70		Dexia S.A. (a) (m)	184
10		Groupe Bruxelles Lambert S.A. (m)	830
20		KBC Groep N.V. (m)	710
4		Mobistar S.A. (m)	249
7		Solvay S.A. (m)	1,099
12		UCB S.A. (m)	531
14		Umicore S.A. (m)	727

			12,609

		Bermuda — 0.2%
35		Seadrill Ltd. (m)	1,205

		Brazil — 0.2%
16		BM&F Bovespa S.A. (m)	92
6		BRF - Brasil Foods S.A. (m)	115
3		Natura Cosmeticos S.A. (m)	63
34		Petroleo Brasileiro S.A. (m)	568
17		Vale S.A. (m)	558

			1,396

		Chile — 0.8%
5,053		Banco Santander Chile (m)	452

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Chile — Continued
10		CAP S.A. (m)	477
72		Cencosud S.A. (m)	472
330		Empresa Nacional de Electricidad S.A. (m)	588
8		Empresas CMPC S.A. (m)	394
44		Empresas COPEC S.A. (m)	781
333		Enersis S.A. (m)	146
26		Enersis S.A., ADR (m)	573
9		ENTEL Chile S.A. (m)	177
14		Lan Airlines S.A. (m)	368
51		S.A.C.I. Falabella (m)	497
9		Sociedad Quimica y Minera de Chile S.A., Class B (m)	552

			5,477

		China — 0.6%
672		Bank of China Ltd., Class H (m)	309
26		BBMG Corp., Class H (m)	37
94		BYD Co., Ltd., Class H (a) (m)	310
468		China Construction Bank Corp., Class H (m)	377
75		China Life Insurance Co., Ltd., Class H (m)	250
410		Datang International Power Generation Co., Ltd., Class H (m)	134
41		Foxconn International Holdings Ltd. (a) (m)	19
226		Huaneng Power International, Inc., Class H (m)	111
601		Industrial & Commercial Bank of China, Class H (m)	456
48		Lenovo Group Ltd. (m)	30
431		PetroChina Co., Ltd., Class H (m)	615
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	160
46		Sands China Ltd. (a) (m)	138
91		Shui On Land Ltd. (m)	40
11		Tencent Holdings Ltd. (m)	278
74		Tingyi Cayman Islands Holding Corp. (m)	230
30		Wynn Macau Ltd. (m)	103
58		Yangzijiang Shipbuilding Holdings Ltd. (m)	70
167		Yanzhou Coal Mining Co., Ltd., Class H (m)	642
361		Zhejiang Expressway Co., Ltd., Class H (m)	254

			4,563

		Cyprus — 0.1%
223		Bank of Cyprus Public Co., Ltd. (m)	488

		Denmark — 1.1%
–	(h)	A.P. Moller - Maersk A/S, Class A (m)	282
–	(h)	A.P. Moller - Maersk A/S, Class B (m)	743
7		Carlsberg A/S, Class B (m)	729
2		Coloplast A/S, Class B (m)	245
45		Danske Bank A/S (a) (m)	871
16		DSV A/S (m)	359
29		Novo Nordisk A/S, Class B (m)	3,596
3		Novozymes A/S, Class B (m)	531
4		Pandora A/S (m)	116
25		TDC A/S (a) (m)	228
2		Tryg A/S (m)	106
15		Vestas Wind Systems A/S (a) (m)	325
2		William Demant Holding A/S (a) (m)	157

			8,288

		Finland — 0.8%
9		Elisa OYJ (m)	184
25		Fortum OYJ (m)	648
4		Kesko OYJ, Class B (m)	162
9		Kone OYJ, Class B (m)	508
7		Metso OYJ (m)	359
6		Neste Oil OYJ (m)	83
221		Nokia OYJ (m)	1,286
6		Nokian Renkaat OYJ (m)	301
5		Orion OYJ, Class B (m)	112
7		Outokumpu OYJ (m)	71
7		Pohjola Bank plc, Class A (m)	91
6		Rautaruukki OYJ (m)	126
25		Sampo OYJ, Class A (m)	758
4		Sanoma OYJ (m)	77
36		Stora Enso OYJ, Class R (m)	307
29		UPM-Kymmene OYJ (m)	455
10		Wartsila OYJ (m)	284

			5,812

		France — 8.9%
9		Accor S.A. (m)	411
2		Aeroports de Paris (m)	182
10		Air France-KLM (a) (m)	126
18		Air Liquide S.A. (m)	2,418
139		Alcatel-Lucent (a) (m)	552
12		Alstom S.A. (m)	653
3		Arkema S.A. (m)	325
3		Atos Origin S.A. (m)	162
106		AXA S.A. (m)	1,992
–	(h)	BioMerieux (m)	6
59		BNP Paribas S.A. (m)	3,803
14		Bouygues S.A. (m)	537
3		Bureau Veritas S.A. (m)	264
9		Cap Gemini S.A. (m)	467
35		Carrefour S.A. (m)	1,041
3		Casino Guichard Perrachon S.A. (m)	314
3		Christian Dior S.A. (m)	524
25		Cie de St-Gobain (m)	1,427
9		Cie Generale de Geophysique-Veritas (a) (m)	289
12		Cie Generale d’Optique Essilor International S.A. (m)	969
10		CNP Assurances (m)	188
11		Compagnie Generale des Etablissements Michelin, Class B (m)	942
61		Credit Agricole S.A. (m)	749
36		Danone (m)	2,569
4		Dassault Systemes S.A. (m)	316
10		Edenred (m)	287
14		EDF S.A. (m)	546
3		Eiffage S.A. (m)	147
–	(h)	Eramet (m)	86

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		France — Continued
2		Eurazeo (m)	137
5		Eutelsat Communications S.A. (m)	231
2		Fonciere Des Regions (m)	188
113		France Telecom S.A. (m)	2,348
76		GDF Suez (m)	2,481
1		Gecina S.A. (m)	184
33		Groupe Eurotunnel S.A. (m)	355
1		ICADE (m)	146
1		Iliad S.A. (m)	134
2		Imerys S.A. (m)	156
4		JCDecaux S.A. (a) (m)	121
6		Klepierre (m)	235
12		Lafarge S.A. (m)	620
8		Lagardere S.C.A. (m)	300
12		Legrand S.A. (m)	463
15		L’Oreal S.A. (m)	1,755
15		LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,832
4		Metropole Television S.A. (m)	98
50		Natixis (m)	228
2		Neopost S.A. (m)	166
–	(h)	PagesJaunes Groupe (m)	4
12		Pernod-Ricard S.A. (m)	1,228
10		Peugeot S.A. (m)	374
5		PPR (m)	851
8		Publicis Groupe S.A. (m)	391
12		Renault S.A. (m)	622
11		Safran S.A. (m)	450
70		Sanofi (m)	5,475
15		Schneider Electric S.A. (m)	2,163
10		SCOR SE (m)	259
2		Societe BIC S.A. (m)	172
39		Societe Generale S.A. (m)	1,923
8		Societe Television Francaise 1 (m)	147
6		Sodexo (m)	442
18		Suez Environnement Co. (m)	329
6		Technip S.A. (m)	642
6		Thales S.A. (m)	256
129		Total S.A. (m)	6,993
6		Unibail-Rodamco SE (m)	1,275
7		Vallourec S.A. (m)	717
21		Veolia Environnement S.A. (m)	466
28		Vinci S.A. (m)	1,595
76		Vivendi S.A. (m)	1,820
2		Wendel S.A. (m)	230

			64,294

		Germany — 11.7%
19		Adidas AG (m)	1,403
42		Allianz SE (m)	5,412
4		Axel Springer AG (m)	158
84		BASF SE (m)	7,618
76		Bayer AG (m)	6,077
31		Bayerische Motoren Werke AG (m)	3,056
9		Beiersdorf AG (m)	583
3		Brenntag AG (m)	286
8		Celesio AG (m)	151
323		Commerzbank AG (a) (m)	1,228
7		Continental AG (a) (m)	722
83		Daimler AG (m)	6,024
85		Deutsche Bank AG (m)	4,680
18		Deutsche Boerse AG (m)	1,302
22		Deutsche Lufthansa AG (m)	451
76		Deutsche Post AG (m)	1,348
258		Deutsche Telekom AG (m)	4,014
166		E.ON AG (m)	4,568
3		Fraport AG Frankfurt Airport Services Worldwide (m)	262
18		Fresenius Medical Care AG & Co. KGaA (m)	1,363
10		Fresenius SE & Co. KGaA (m)	1,100
15		GEA Group AG (m)	537
5		Hannover Rueckversicherung AG (m)	280
13		HeidelbergCement AG (m)	700
12		Henkel AG & Co. KGaA (m)	667
4		Hochtief AG (m)	329
98		Infineon Technologies AG (m)	987
16		K+S AG (m)	1,255
7		Kabel Deutschland Holding AG (a) (m)	375
8		Lanxess AG (m)	603
16		Linde AG (m)	2,783
10		MAN SE (m)	1,136
6		Merck KGaA (m)	627
12		Metro AG (m)	643
17		Muenchener Rueckversicherungs AG (m)	2,558
39		RWE AG (m)	2,042
4		Salzgitter AG (m)	257
84		SAP AG (m)	5,269
76		Siemens AG (m)	9,653
7		Suedzucker AG (m)	238
30		ThyssenKrupp AG (m)	1,340
15		TUI AG (a) (m)	135
9		United Internet AG (m)	191
3		Volkswagen AG (m)	488
1		Wacker Chemie AG (m)	257

			85,156

		Greece — 0.8%
133		Alpha Bank AE (a) (m)	584
48		Coca Cola Hellenic Bottling Co. S.A. (a) (m)	1,246
85		EFG Eurobank Ergasias S.A. (a) (m)	330
64		Hellenic Telecommunications Organization S.A. (m)	539
251		National Bank of Greece S.A. (a) (m)	1,689
59		OPAP S.A. (m)	973
31		Public Power Corp. S.A. (m)	376

			5,737

		Hong Kong — 1.0%
156		AIA Group Ltd. (a) (m)	573
4		ASM Pacific Technology Ltd. (m)	42
29		Bank of East Asia Ltd. (m)	113
118		Belle International Holdings Ltd. (m)	258
76		BOC Hong Kong Holdings Ltd. (m)	227
23		Cathay Pacific Airways Ltd. (m)	53
27		Cheung Kong Holdings Ltd. (m)	414

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Hong Kong — Continued
9		Cheung Kong Infrastructure Holdings Ltd. (m)	52
60		China Mobile Ltd. (m)	601
1		Chinese Estates Holdings Ltd. (m)	2
39		CLP Holdings Ltd. (m)	359
158		CNOOC Ltd. (m)	352
23		Esprit Holdings Ltd. (m)	68
23		Galaxy Entertainment Group Ltd. (a) (m)	59
17		Hang Lung Group Ltd. (m)	102
47		Hang Lung Properties Ltd. (m)	173
15		Hang Seng Bank Ltd. (m)	228
21		Henderson Land Development Co., Ltd. (m)	133
97		Hong Kong & China Gas Co., Ltd. (m)	237
20		Hong Kong Exchanges and Clearing Ltd. (m)	417
2		Hopewell Highway Infrastructure Ltd. (m)	1
11		Hopewell Holdings Ltd. (m)	36
6		Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	2
43		Hutchison Whampoa Ltd. (m)	504
13		Hysan Development Co., Ltd. (m)	61
14		Kerry Properties Ltd. (m)	68
116		Li & Fung Ltd. (m)	193
12		Lifestyle International Holdings Ltd. (m)	38
43		Link REIT (The) (m)	149
28		MTR Corp. (m)	93
46		New World Development Ltd. (m)	67
125		Noble Group Ltd. (m)	195
26		NWS Holdings Ltd. (m)	38
4		Orient Overseas International Ltd. (m)	24
76		PCCW Ltd. (m)	33
26		Power Assets Holdings Ltd. (m)	219
28		Shangri-La Asia Ltd. (m)	72
50		Sino Land Co., Ltd. (m)	85
32		SJM Holdings Ltd. (m)	80
28		Sun Hung Kai Properties Ltd. (m)	418
14		Swire Pacific Ltd., Class A (m)	196
29		Wharf Holdings Ltd. (m)	216
18		Wheelock & Co., Ltd. (m)	77
4		Wing Hang Bank Ltd. (m)	38
15		Yue Yuen Industrial Holdings Ltd. (m)	47

			7,413

		Hungary — 0.7%
161		Magyar Telekom Telecommunications plc (m)	464
14		MOL Hungarian Oil and Gas plc (a) (m)	1,545
82		OTP Bank plc (m)	2,364
5		Richter Gedeon Nyrt. (m)	961

			5,334

		India — 0.8%
3		Bharat Heavy Electricals Ltd. (m)	109
15		Hindustan Unilever Ltd. (m)	113
36		Housing Development Finance Corp., Ltd. (m)	557
7		ICICI Bank Ltd., ADR (m)	346
9		Infosys Technologies Ltd. (m)	578
239		ITC Ltd., GDR (a) (m)	1,125
5		Larsen & Toubro Ltd., GDR (m)	183
9		Mahindra & Mahindra Ltd. (m)	139
33		NTPC Ltd. (m)	132
28		Oil & Natural Gas Corp., Ltd. (m)	168
12		Ranbaxy Laboratories Ltd., GDR (m)	151
32		Reliance Industries Ltd. (m)	603
6		Reliance Industries Ltd., GDR (e) (m)	207
100		Sterlite Industries India Ltd. (m)	361
21		Sun Pharmaceutical Industries Ltd. (m)	243
3		Tata Power Co., Ltd. (m)	88
122		United Phosphorus Ltd. (m)	457

			5,560

		Ireland — 0.7%
4		Allied Irish Banks plc (a) (m)	1
102		CRH plc (m)	1,992
48		Elan Corp. plc (a) (m)	541
23		Elan Corp. plc, ADR (a) (m)	255
26		Experian plc (m)	346
15		James Hardie Industries SE (a) (m)	93
21		Kerry Group plc, Class A (m)	883
27		Ryanair Holdings plc (m)	126
15		Shire plc (m)	516
33		WPP plc (m)	378

			5,131

		Israel — 0.8%
77		Bank Hapoalim BM (m)	378
85		Bank Leumi Le-Israel BM (m)	395
126		Bezeq Israeli Telecommunication Corp., Ltd. (m)	305
3		Cellcom Israel Ltd. (m)	67
1		Cellcom Israel Ltd. (m)	37
–	(h)	Delek Group Ltd. (m)	73
2		Elbit Systems Ltd. (m)	80
32		Israel Chemicals Ltd. (m)	539
–	(h)	Israel Corp., Ltd. (The) (m)	181
57		Israel Discount Bank Ltd., Class A (a) (m)	110
–	(h)	Koor Industries Ltd. (a) (m)	–	(h)
17		Makhteshim-Agan Industries Ltd. (a) (m)	92
9		Mizrahi Tefahot Bank Ltd. (m)	93
4		NICE Systems Ltd. (a) (m)	155
6		Partner Communications Co., Ltd. (m)	89
37		Teva Pharmaceutical Industries Ltd. (m)	1,714
31		Teva Pharmaceutical Industries Ltd., ADR (m)	1,448

			5,756

		Italy — 6.4%
170		A2A S.p.A. (m)	243
197		Assicurazioni Generali S.p.A. (m)	3,743

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Italy — Continued
52		Atlantia S.p.A. (m)	967
19		Autogrill S.p.A. (m)	249
109		Banca Carige S.p.A. (m)	226
700		Banca Monte dei Paschi di Siena S.p.A. (m)	525
299		Banco Popolare SC (m)	573
35		Beni Stabili S.p.A. (m)	31
297		Enel Green Power S.p.A. (m)	742
1,112		Enel S.p.A (m)	6,404
406		ENI S.p.A. (m)	8,815
10		Exor S.p.A. (m)	300
130		Fiat Industrial S.p.A. (a) (m)	1,713
130		Fiat S.p.A. (m)	1,281
67		Finmeccanica S.p.A. (m)	516
1,699		Intesa Sanpaolo S.p.A. (m)	3,919
160		Intesa Sanpaolo S.p.A. (m)	305
20		Luxottica Group S.p.A. (m)	620
120		Mediaset S.p.A. (m)	513
88		Mediobanca S.p.A. (m)	808
206		Parmalat S.p.A. (m)	537
43		Pirelli & C. S.p.A. (m)	443
42		Prelios S.p.A. (a) (m)	23
34		Prysmian S.p.A. (m)	620
45		Saipem S.p.A. (m)	2,327
272		Snam Rete Gas S.p.A. (m)	1,572
1		Telecom Italia Media S.p.A. (a) (m)	–	(h)
1,587		Telecom Italia S.p.A. (m)	1,997
1,020		Telecom Italia S.p.A. (m)	1,096
205		Terna Rete Elettrica Nazionale S.p.A. (m)	929
2,172		UniCredit S.p.A. (m)	3,875
105		UniCredit S.p.A. (m)	190
131		Unione di Banche Italiane ScpA (m)	628

			46,730

		Japan — 22.3%
2		ABC-Mart, Inc. (m)	70
10		Advantest Corp. (m)	174
41		Aeon Co., Ltd. (m)	512
5		Aeon Credit Service Co., Ltd. (m)	72
5		Aeon Mall Co., Ltd. (m)	123
10		Air Water, Inc. (m)	121
13		Aisin Seiki Co., Ltd. (m)	507
46		Ajinomoto Co., Inc. (m)	570
3		Alfresa Holdings Corp. (m)	106
55		All Nippon Airways Co., Ltd. (m)	186
26		Amada Co., Ltd. (m)	203
38		Aozora Bank Ltd. (m)	93
26		Asahi Breweries Ltd. (m)	551
69		Asahi Glass Co., Ltd. (m)	801
88		Asahi Kasei Corp. (m)	626
10		Asics Corp. (m)	152
30		Astellas Pharma, Inc. (m)	1,173
24		Bank of Kyoto Ltd. (The) (m)	219
86		Bank of Yokohama Ltd. (The) (m)	421
5		Benesse Holdings, Inc. (m)	198
44		Bridgestone Corp. (m)	1,104
17		Brother Industries Ltd. (m)	267
77		Canon, Inc. (m)	3,702
15		Casio Computer Co., Ltd. (m)	110
–	(h)	Central Japan Railway Co. (m)	870
52		Chiba Bank Ltd. (The) (m)	329
10		Chiyoda Corp. (m)	128
47		Chubu Electric Power Co., Inc. (m)	813
15		Chugai Pharmaceutical Co., Ltd. (m)	262
12		Chugoku Bank Ltd. (The) (m)	153
21		Chugoku Electric Power Co., Inc. (The) (m)	336
17		Citizen Holdings Co., Ltd. (m)	104
4		Coca-Cola West Co., Ltd. (m)	80
39		Cosmo Oil Co., Ltd. (m)	118
10		Credit Saison Co., Ltd. (m)	165
39		Dai Nippon Printing Co., Ltd. (m)	447
19		Daicel Chemical Industries Ltd. (m)	139
19		Daido Steel Co., Ltd. (m)	135
13		Daihatsu Motor Co., Ltd. (m)	228
1		Dai-ichi Life Insurance Co., Ltd. (The) (m)	875
46		Daiichi Sankyo Co., Ltd. (m)	955
16		Daikin Industries Ltd. (m)	560
11		Dainippon Sumitomo Pharma Co., Ltd. (m)	107
5		Daito Trust Construction Co., Ltd. (m)	476
32		Daiwa House Industry Co., Ltd. (m)	435
113		Daiwa Securities Group, Inc. (m)	493
7		Dena Co., Ltd. (m)	344
31		Denki Kagaku Kogyo KK (m)	152
33		Denso Corp. (m)	1,179
13		Dentsu, Inc. (m)	395
23		East Japan Railway Co. (m)	1,447
17		Eisai Co., Ltd. (m)	686
8		Electric Power Development Co., Ltd. (m)	201
13		Elpida Memory, Inc. (a) (m)	116
4		FamilyMart Co., Ltd. (m)	157
13		FANUC Corp. (m)	2,449
4		Fast Retailing Co., Ltd. (m)	642
37		Fuji Electric Holdings Co., Ltd. (m)	120
39		Fuji Heavy Industries Ltd. (m)	312
32		FUJIFILM Holdings Corp. (m)	958
129		Fujitsu Ltd. (m)	760
51		Fukuoka Financial Group, Inc. (m)	216
47		Furukawa Electric Co., Ltd. (m)	203
6		Gree, Inc. (a) (m)	137
23		GS Yuasa Corp. (m)	160
26		Gunma Bank Ltd. (The) (m)	136
28		Hachijuni Bank Ltd. (The) (m)	155
2		Hakuhodo DY Holdings, Inc. (m)	85
4		Hamamatsu Photonics KK (m)	198
17		Hino Motors Ltd. (m)	105
2		Hirose Electric Co., Ltd. (m)	217
33		Hiroshima Bank Ltd. (The) (m)	145
4		Hisamitsu Pharmaceutical Co., Inc. (m)	179
7		Hitachi Chemical Co., Ltd. (m)	137
7		Hitachi Construction Machinery Co., Ltd. (m)	160
4		Hitachi High-Technologies Corp. (m)	89

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Japan — Continued
306		Hitachi Ltd. (m)	1,887
11		Hitachi Metals Ltd. (m)	155
12		Hokkaido Electric Power Co., Inc. (m)	184
82		Hokuhoku Financial Group, Inc. (m)	172
12		Hokuriku Electric Power Co. (m)	208
110		Honda Motor Co., Ltd. (m)	4,376
29		Hoya Corp. (m)	711
9		Ibiden Co., Ltd. (m)	263
2		Idemitsu Kosan Co., Ltd. (m)	174
87		IHI Corp. (m)	234
–	(h)	Inpex Corp. (m)	1,157
27		Isetan Mitsukoshi Holdings Ltd. (m)	286
83		Isuzu Motors Ltd. (m)	412
103		ITOCHU Corp. (m)	1,184
2		Itochu Techno-Solutions Corp. (m)	77
16		Iyo Bank Ltd. (The) (m)	151
31		J. Front Retailing Co., Ltd. (m)	148
2		Japan Petroleum Exploration Co. (m)	97
–	(h)	Japan Prime Realty Investment Corp. (m)	116
–	(h)	Japan Real Estate Investment Corp. (m)	311
–	(h)	Japan Retail Fund Investment Corp. (m)	164
21		Japan Steel Works Ltd. (The) (m)	147
–	(h)	Japan Tobacco, Inc. (m)	1,387
32		JFE Holdings, Inc. (m)	863
14		JGC Corp. (m)	433
43		Joyo Bank Ltd. (The) (m)	181
18		JS Group Corp. (m)	453
13		JSR Corp. (m)	264
15		JTEKT Corp. (m)	215
–	(h)	Jupiter Telecommunications Co., Ltd. (m)	133
153		JX Holdings, Inc. (m)	1,108
56		Kajima Corp. (m)	174
16		Kamigumi Co., Ltd. (m)	164
19		Kaneka Corp. (m)	121
52		Kansai Electric Power Co., Inc. (The) (m)	869
14		Kansai Paint Co., Ltd. (m)	129
37		Kao Corp. (m)	1,046
99		Kawasaki Heavy Industries Ltd. (m)	363
48		Kawasaki Kisen Kaisha Ltd. (m)	157
–	(h)	KDDI Corp. (m)	1,471
31		Keikyu Corp. (m)	243
42		Keio Corp. (m)	254
18		Keisei Electric Railway Co., Ltd. (m)	116
3		Keyence Corp. (m)	792
11		Kikkoman Corp. (m)	120
9		Kinden Corp. (m)	78
112		Kintetsu Corp. (m)	376
57		Kirin Holdings Co., Ltd. (m)	836
175		Kobe Steel Ltd. (m)	386
7		Koito Manufacturing Co., Ltd. (m)	120
64		Komatsu Ltd. (m)	2,003
6		Konami Corp. (m)	160
34		Konica Minolta Holdings Inc. (m)	279
78		Kubota Corp. (m)	710
24		Kuraray Co., Ltd. (m)	365
8		Kurita Water Industries Ltd. (m)	238
10		Kyocera Corp. (m)	1,107
19		Kyowa Hakko Kirin Co., Ltd. (m)	199
28		Kyushu Electric Power Co., Inc. (m)	433
4		Lawson, Inc. (m)	216
2		Mabuchi Motor Co., Ltd. (m)	88
8		Makita Corp. (m)	370
113		Marubeni Corp. (m)	847
15		Marui Group Co., Ltd. (m)	119
3		Maruichi Steel Tube Ltd. (m)	81
108		Mazda Motor Corp. (a) (m)	297
4		McDonald’s Holdings Co., Japan Ltd. (m)	115
10		Medipal Holdings Corp. (m)	92
5		MEIJI Holdings Co., Ltd. (m)	223
22		Minebea Co., Ltd. (m)	111
4		Miraca Holdings, Inc. (m)	156
91		Mitsubishi Chemical Holdings Corp. (m)	709
92		Mitsubishi Corp. (m)	2,451
131		Mitsubishi Electric Corp. (m)	1,542
84		Mitsubishi Estate Co., Ltd. (m)	1,512
26		Mitsubishi Gas Chemical Co., Inc. (m)	201
207		Mitsubishi Heavy Industries Ltd. (m)	966
8		Mitsubishi Logistics Corp. (m)	89
81		Mitsubishi Materials Corp. (m)	277
272		Mitsubishi Motors Corp. (a) (m)	355
15		Mitsubishi Tanabe Pharma Corp. (m)	266
863		Mitsubishi UFJ Financial Group, Inc. (m)	4,381
4		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	165
117		Mitsui & Co., Ltd. (m)	2,211
54		Mitsui Chemicals, Inc. (m)	205
46		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	98
57		Mitsui Fudosan Co., Ltd. (m)	1,084
78		Mitsui OSK Lines Ltd. (m)	409
1,388		Mizuho Financial Group, Inc. (m)	2,271
37		Mizuho Securities Co., Ltd. (a) (m)	90
99		Mizuho Trust & Banking Co., Ltd. (m)	87
39		MS&AD Insurance Group Holdings (m)	977
14		Murata Manufacturing Co., Ltd. (m)	900
6		Nabtesco Corp. (m)	160
13		Namco Bandai Holdings, Inc. (m)	166
178		NEC Corp. (a) (m)	407
18		NGK Insulators Ltd. (m)	323
10		NGK Spark Plug Co., Ltd. (m)	148
10		NHK Spring Co., Ltd. (m)	106
7		Nidec Corp. (m)	732
23		Nikon Corp. (m)	540
7		Nintendo Co., Ltd. (m)	1,068
–	(h)	Nippon Building Fund, Inc. (m)	379
27		Nippon Electric Glass Co., Ltd. (m)	340
62		Nippon Express Co., Ltd. (m)	272
11		Nippon Meat Packers, Inc. (m)	157
7		Nippon Paper Group, Inc. (m)	145

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Japan — Continued
59		Nippon Sheet Glass Co., Ltd. (m)	188
347		Nippon Steel Corp. (m)	1,169
32		Nippon Telegraph & Telephone Corp. (m)	1,602
104		Nippon Yusen KK (m)	381
45		Nishi-Nippon City Bank Ltd. (The) (m)	138
168		Nissan Motor Co., Ltd. (m)	1,790
13		Nisshin Seifun Group, Inc. (m)	160
45		Nisshin Steel Co., Ltd. (m)	94
4		Nissin Foods Holdings Co., Ltd. (m)	149
2		Nitori Holdings Co., Ltd. (m)	237
11		Nitto Denko Corp. (m)	537
104		NKSJ Holdings, Inc. (m)	685
7		NOK Corp. (m)	127
240		Nomura Holdings, Inc. (m)	1,167
6		Nomura Real Estate Holdings, Inc. (m)	113
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	118
7		Nomura Research Institute Ltd. (m)	157
29		NSK Ltd. (m)	285
32		NTN Corp. (m)	191
–	(h)	NTT Data Corp. (m)	312
1		NTT DoCoMo, Inc. (m)	1,924
–	(h)	NTT Urban Development Corp. (m)	70
42		Obayashi Corp. (m)	196
43		Odakyu Electric Railway Co., Ltd. (m)	371
61		OJI Paper Co., Ltd. (m)	306
15		Olympus Corp. (m)	525
14		Omron Corp. (m)	391
6		Ono Pharmaceutical Co., Ltd. (m)	313
3		Oracle Corp. Japan (m)	85
3		Oriental Land Co., Ltd. (m)	323
7		ORIX Corp. (m)	758
131		Osaka Gas Co., Ltd. (m)	519
1		Otsuka Corp. (m)	66
17		Otsuka Holdings Co., Ltd. (m)	471
149		Panasonic Corp. (m)	1,771
1		Pioneer Corp. (a) (m)	4
–	(h)	Rakuten, Inc. (m)	500
127		Resona Holdings, Inc. (m)	630
45		Ricoh Co., Ltd. (m)	485
2		Rinnai Corp. (m)	163
7		Rohm Co., Ltd. (m)	390
4		Sankyo Co., Ltd. (m)	187
5		Santen Pharmaceutical Co., Ltd. (m)	197
1		SBI Holdings, Inc. (m)	129
15		Secom Co., Ltd. (m)	727
15		Sega Sammy Holdings, Inc. (m)	327
8		Seiko Epson Corp. (m)	144
30		Sekisui Chemical Co., Ltd. (m)	276
39		Sekisui House Ltd. (m)	377
51		Seven & I Holdings Co., Ltd. (m)	1,454
–	(h)	Seven Bank Ltd. (m)	74
69		Sharp Corp. (m)	636
13		Shikoku Electric Power Co., Inc. (m)	291
16		Shimadzu Corp. (m)	148
2		Shimamura Co., Ltd. (m)	151
5		Shimano, Inc. (m)	279
39		Shimizu Corp. (m)	171
28		Shin-Etsu Chemical Co., Ltd. (m)	1,500
91		Shinsei Bank Ltd. (m)	116
21		Shionogi & Co., Ltd. (m)	362
25		Shiseido Co., Ltd. (m)	470
41		Shizuoka Bank Ltd. (The) (m)	388
98		Showa Denko KK (m)	205
12		Showa Shell Sekiyu KK (m)	119
4		SMC Corp. (m)	680
59		Softbank Corp. (m)	2,292
82		Sojitz Corp. (m)	162
68		Sony Corp. (m)	1,703
11		Sony Financial Holdings, Inc. (m)	205
4		Square Enix Holdings Co., Ltd. (m)	82
10		Stanley Electric Co., Ltd. (m)	163
8		Sumco Corp. (a) (m)	120
106		Sumitomo Chemical Co., Ltd. (m)	536
77		Sumitomo Corp. (m)	1,081
52		Sumitomo Electric Industries Ltd. (m)	779
37		Sumitomo Heavy Industries Ltd. (m)	258
227		Sumitomo Metal Industries Ltd. (m)	545
35		Sumitomo Metal Mining Co., Ltd. (m)	621
91		Sumitomo Mitsui Financial Group, Inc. (m)	2,860
209		Sumitomo Mitsui Trust Holdings, Inc. (m)	770
24		Sumitomo Realty & Development Co., Ltd. (m)	599
11		Sumitomo Rubber Industries Ltd. (m)	145
12		Suruga Bank Ltd. (m)	102
5		Suzuken Co., Ltd. (m)	115
23		Suzuki Motor Corp. (m)	528
5		Sysmex Corp. (m)	180
20		T&D Holdings, Inc. (m)	482
67		Taisei Corp. (m)	161
8		Taisho Pharmaceutical Co., Ltd. (m)	185
17		Taiyo Nippon Sanso Corp. (m)	133
17		Takashimaya Co., Ltd. (m)	127
53		Takeda Pharmaceutical Co., Ltd. (m)	2,551
–	(h)	Takefuji Corp. (a) (f) (i)	–
8		TDK Corp. (m)	430
62		Teijin Ltd. (m)	276
11		Terumo Corp. (m)	638
8		THK Co., Ltd. (m)	205
71		Tobu Railway Co., Ltd. (m)	311
7		Toho Co., Ltd. (m)	130
27		Toho Gas Co., Ltd. (m)	148
31		Tohoku Electric Power Co., Inc. (m)	407
49		Tokio Marine Holdings, Inc. (m)	1,442
100		Tokyo Electric Power Co., Inc. (The) (m)	553
12		Tokyo Electron Ltd. (m)	620
176		Tokyo Gas Co., Ltd. (m)	840
78		Tokyu Corp. (m)	351
28		Tokyu Land Corp. (m)	129
19		TonenGeneral Sekiyu KK (m)	239
38		Toppan Printing Co., Ltd. (m)	303
101		Toray Industries, Inc. (m)	787
274		Toshiba Corp. (m)	1,420

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Japan — Continued
34	Tosoh Corp. (m)	143
19	TOTO Ltd. (m)	151
10	Toyo Seikan Kaisha Ltd. (m)	175
6	Toyo Suisan Kaisha Ltd. (m)	148
4	Toyobo Co., Ltd. (m)	6
4	Toyoda Gosei Co., Ltd. (m)	93
4	Toyota Boshoku Corp. (m)	72
13	Toyota Industries Corp. (m)	407
187	Toyota Motor Corp. (m)	7,630
15	Toyota Tsusho Corp. (m)	268
8	Trend Micro, Inc. (m)	238
4	Tsumura & Co. (m)	131
66	Ube Industries Ltd. (m)	225
8	Unicharm Corp. (m)	339
7	Ushio, Inc. (m)	130
1	USS Co., Ltd. (m)	115
12	West Japan Railway Co. (m)	502
1	Yahoo! Japan Corp. (m)	363
6	Yakult Honsha Co., Ltd. (m)	182
6	Yamada Denki Co., Ltd. (m)	446
14	Yamaguchi Financial Group, Inc. (m)	143
10	Yamaha Corp. (m)	122
20	Yamaha Motor Co., Ltd. (a) (m)	382
27	Yamato Holdings Co., Ltd. (m)	465
3	Yamato Kogyo Co., Ltd. (m)	84
9	Yamazaki Baking Co., Ltd. (m)	120
14	Yaskawa Electric Corp. (m)	155
14	Yokogawa Electric Corp. (a) (m)	124

		161,715

	Luxembourg — 0.6%
51	ArcelorMittal (m)	1,604
3	Millicom International Cellular S.A. (m)	383
18	SES S.A. FDR (m)	478
80	Tenaris S.A. (m)	1,745

		4,210

	Mauritius — 0.0% (g)
16	Essar Energy plc (a) (m)	92

	Mexico — 0.8%
16	Alfa S.A.B. de C.V., Class A (m)	233
1,394	America Movil S.A.B. de C.V., Series L, (m)	1,798
417	Cemex S.A.B. de C.V. (a) (m)	295
88	Fomento Economico Mexicano S.A.B. de C.V. (m)	639
5	Fresnillo plc (m)	135
89	Grupo Bimbo S.A.B. de C.V., Series A, (m)	214
20	Grupo Carso S.A.B. de C.V., Series A1, (m)	55
170	Grupo Mexico S.A.B. de C.V., Class B (m)	628
28	Grupo Modelo S.A.B. de C.V., Series C, (m)	171
107	Grupo Televisa S.A. (m)	478
20	Inmuebles Carso S.A.B. de C.V., Class B1 (a) (m)	19
31	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	190
20	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	99
77	Telefonos de Mexico S.A.B. de C.V., Class A (m)	57
91	Telefonos de Mexico S.A.B. de C.V., Class L (m)	74
247	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	681

		5,766

	Netherlands — 3.8%
125	Aegon N.V. (a) (m)	714
17	Akzo Nobel N.V. (m)	1,041
33	ASML Holding N.V. (m)	1,175
4	Corio N.V. (m)	258
8	Delta Lloyd N.V. (m)	168
24	European Aeronautic Defence and Space Co., N.V. (m)	848
5	Fugro N.V. CVA (m)	374
9	Heineken Holding N.V. (m)	464
19	Heineken N.V. (m)	1,128
283	ING Groep N.V. CVA (a) (m)	3,036
91	Koninklijke Ahold N.V. (m)	1,211
5	Koninklijke Boskalis Westminster N.V. (m)	210
12	Koninklijke DSM N.V. (m)	654
118	Koninklijke KPN N.V. (m)	1,681
74	Koninklijke Philips Electronics N.V. (m)	1,831
5	Koninklijke Vopak N.V. (m)	249
27	PostNL N.V. (m)	212
21	QIAGEN N.V. (a) (m)	355
9	Randstad Holding N.V. (m)	418
51	Reed Elsevier N.V. (m)	685
94	Royal Dutch Shell plc, Class A (m)	3,441
71	Royal Dutch Shell plc, Class B (m)	2,608
12	SBM Offshore N.V. (m)	287
27	TNT Express N.V. (m)	274
121	Unilever N.V. CVA (m)	3,921
22	Wolters Kluwer N.V. (m)	447

		27,690

	New Zealand — 0.6%
262	Auckland International Airport Ltd. (m)	519
99	Contact Energy Ltd. (a) (m)	453
192	Fletcher Building Ltd. (m)	1,373
163	Sky City Entertainment Group Ltd. (m)	527
542	Telecom Corp. of New Zealand Ltd. (m)	1,246

		4,118

	Norway — 1.3%
17	Aker Solutions ASA (m)	306
19	BW Offshore Ltd. (m)	41
108	DnB NOR ASA (m)	1,569
21	Gjensidige Forsikring ASA (m)	246
17	Kvaerner ASA (a) (m)	37

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Norway — Continued
101		Norsk Hydro ASA (m)	718
82		Orkla ASA (m)	774
60		Renewable Energy Corp. ASA (a) (m)	111
121		Statoil ASA (m)	2,988
83		Telenor ASA (m)	1,389
21		Yara International ASA (m)	1,211

			9,390

		Philippines — 0.8%
44		Aboitiz Power Corp. (m)	34
51		Ayala Corp. (m)	393
2,157		Ayala Land, Inc. (m)	862
77		Banco de Oro Unibank, Inc. (m)	117
528		Bank of the Philippine Islands (m)	748
621		Energy Development Corp. (m)	100
7		Globe Telecom, Inc. (m)	157
126		Jollibee Foods Corp. (m)	260
163		Manila Electric Co. (m)	1,079
73		Metropolitan Bank & Trust (m)	133
16		Philippine Long Distance Telephone Co. (m)	901
43		SM Investments Corp. (m)	549
2,630		SM Prime Holdings, Inc. (m)	720

			6,053

		Portugal — 0.6%
524		Banco Comercial Portugues S.A., Class R (a) (m)	242
85		Banco Espirito Santo S.A. (m)	323
29		Cimpor Cimentos de Portugal SGPS S.A. (m)	227
286		EDP - Energias de Portugal S.A. (m)	994
36		Galp Energia SGPS S.A., Class B (m)	808
34		Jeronimo Martins SGPS S.A. (m)	658
101		Portugal Telecom SGPS S.A. (m)	868

			4,120

		Singapore — 0.8%
54		Ascendas REIT (m)	91
78		CapitaLand Ltd. (m)	187
58		CapitaMall Trust (m)	91
41		CapitaMalls Asia Ltd. (m)	49
17		City Developments Ltd. (m)	149
57		ComfortDelgro Corp., Ltd. (m)	68
31		Cosco Corp. Singapore Ltd. (m)	46
54		DBS Group Holdings Ltd. (m)	695
28		Fraser and Neave Ltd. (m)	139
195		Genting Singapore plc (a) (m)	307
56		Global Logistic Properties Ltd. (a) (m)	94
202		Golden Agri-Resources Ltd. (m)	122
176		Hutchison Port Holdings Trust, Class U (a) (m)	134
3		Jardine Cycle & Carriage Ltd. (m)	125
45		Keppel Corp., Ltd. (m)	417
22		Keppel Land Ltd. (m)	70
28		Neptune Orient Lines Ltd. (m)	33
46		Olam International Ltd. (m)	101
78		Oversea-Chinese Banking Corp., Ltd. (m)	646
30		SembCorp Industries Ltd. (m)	126
25		SembCorp Marine Ltd. (m)	112
16		Singapore Airlines Ltd. (m)	190
26		Singapore Exchange Ltd. (m)	161
46		Singapore Press Holdings Ltd. (m)	151
47		Singapore Technologies Engineering Ltd. (m)	118
252		Singapore Telecommunications Ltd. (m)	701
18		StarHub Ltd. (m)	42
38		United Overseas Bank Ltd. (m)	641
14		UOL Group Ltd. (m)	59
61		Wilmar International Ltd. (m)	298

			6,163

		South Africa — 0.7%
9		ABSA Group Ltd. (m)	171
1		Anglo Platinum Ltd. (m)	88
6		AngloGold Ashanti Ltd. (m)	268
9		Bidvest Group Ltd. (m)	206
98		FirstRand Ltd. (m)	282
19		Gold Fields Ltd. (m)	302
15		Impala Platinum Holdings Ltd. (m)	381
45		MTN Group Ltd. (m)	970
12		Naspers Ltd., Class N (m)	648
40		Pretoria Portland Cement Co., Ltd. (m)	156
64		Sanlam Ltd. (m)	260
16		Sasol Ltd. (m)	809
13		Shoprite Holdings Ltd. (m)	194
27		Standard Bank Group Ltd. (m)	391
41		Steinhoff International Holdings Ltd. (a) (m)	142
6		Tiger Brands Ltd. (m)	174

			5,442

		South Korea — 0.8%
2		Daelim Industrial Co., Ltd. (m)	250
7		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	240
1		E-Mart Co., Ltd. (a) (m)	149
1		Hite Brewery Co., Ltd. (m)	57
7		Hynix Semiconductor, Inc. (m)	159
2		Hyundai Mobis (m)	675
1		Hyundai Motor Co. (m)	269
4		KB Financial Group, Inc. (m)	194
1		LG Chem Ltd. (m)	645
4		LG Electronics, Inc. (m)	326
2		POSCO (m)	742
1		Samsung Electronics Co., Ltd. (m)	1,065
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	459
5		Shinhan Financial Group Co., Ltd. (m)	250
–	(h)	Shinsegae Co., Ltd. (m)	62
1		SK Innovation Co., Ltd. (m)	161
1		SK Telecom Co., Ltd. (m)	108

			5,811

		Spain — 4.8%
34		Abertis Infraestructuras S.A. (m)	624
3		Acciona S.A. (m)	272
10		Acerinox S.A. (m)	165

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Spain — Continued
5		ACS Actividades de Construccion y Servicios S.A. (m)	196
8		ACS Actividades de Construccion y Servicios S.A. (m)	357
23		Amadeus IT Holding S.A., Class A (m)	460
394		Banco Bilbao Vizcaya Argentaria S.A. (m)	4,126
98		Banco de Sabadell S.A. (m)	368
1		Banco de Valencia S.A. (a) (m)	1
94		Banco Popular Espanol S.A. (m)	483
781		Banco Santander S.A. (m)	8,218
20		Bankinter S.A. (m)	123
73		Criteria Caixacorp S.A. (m)	422
33		EDP Renovaveis S.A. (a) (m)	211
15		Enagas S.A. (m)	351
34		Ferrovial S.A. (m)	432
4		Fomento de Construcciones y Contratas S.A. (m)	109
31		Gas Natural SDG S.A. (m)	617
16		Gestevision Telecinco S.A. (m)	152
12		Grifols S.A. (a) (m)	255
369		Iberdrola S.A. (m)	2,996
20		Inditex S.A. (m)	1,848
9		Indra Sistemas S.A. (m)	182
62		Mapfre S.A. (m)	218
10		Red Electrica Corp. S.A. (m)	526
72		Repsol YPF S.A. (m)	2,284
380		Telefonica S.A. (m)	8,470
14		Zardoya Otis S.A. (m)	196

			34,662

		Sweden — 1.8%
12		Alfa Laval AB (m)	243
11		Assa Abloy AB, Class B (m)	287
25		Atlas Copco AB, Class A (m)	597
15		Atlas Copco AB, Class B (m)	326
9		Boliden AB (m)	152
9		Electrolux AB, Series B, (m)	179
9		Getinge AB, Class B (m)	234
40		Hennes & Mauritz AB, Class B (m)	1,377
9		Hexagon AB, Class B (m)	178
2		Holmen AB, Class B (m)	50
18		Husqvarna AB, Class B (m)	102
5		Industrivarden AB, Class C (m)	78
18		Investor AB, Class B (m)	396
9		Kinnevik Investment AB, Class B (m)	212
2		Modern Times Group AB, Class B (m)	157
1		Niscayah Group AB (m)	2
100		Nordea Bank AB (m)	1,067
6		Ratos AB, Class B (m)	117
39		Sandvik AB (m)	619
14		Scania AB, Class B (m)	263
13		Securitas AB, Class B (m)	129
53		Skandinaviska Enskilda Banken AB, Class A (m)	407
16		Skanska AB, Class B (m)	256
15		SKF AB, Class B (m)	384
5		SSAB AB, Class A (m)	61
20		Svenska Cellulosa AB, Class B (m)	295
19		Svenska Handelsbanken AB, Class A (m)	588
31		Swedbank AB, Class A (m)	535
8		Swedish Match AB (m)	304
13		Tele2 AB, Class B (m)	282
117		Telefonaktiebolaget LM Ericsson, Class B (m)	1,472
84		TeliaSonera AB (m)	645
53		Volvo AB, Class B (m)	848

			12,842

		Switzerland — 2.7%
39		ABB Ltd. (a) (m)	924
2		Actelion Ltd. (a) (m)	81
2		Adecco S.A. (a) (m)	141
–	(h)	Aryzta AG (m)	10
1		Aryzta AG (m)	55
1		Baloise Holding AG (m)	73
10		Cie Financiere Richemont S.A., Class A (m)	648
21		Credit Suisse Group AG (a) (m)	767
3		GAM Holding AG (a) (m)	43
1		Geberit AG (a) (m)	165
–	(h)	Givaudan S.A. (a) (m)	158
22		Glencore International plc (a) (m)	171
4		Holcim Ltd. (a) (m)	299
4		Julius Baer Group Ltd. (a) (m)	158
1		Kuehne & Nagel International AG (m)	132
–	(h)	Lindt & Spruengli AG (m)	75
–	(h)	Lindt & Spruengli AG (m)	76
–	(h)	Logitech International S.A. (a) (m)	2
1		Lonza Group AG (a) (m)	88
64		Nestle S.A. (m)	4,060
43		Novartis AG (m)	2,623
1		Pargesa Holding S.A. (m)	65
13		Roche Holding AG (m)	2,320
–	(h)	Schindler Holding AG (m)	56
1		Schindler Holding AG (m)	94
–	(h)	SGS S.A. (m)	186
–	(h)	Sika AG (m)	75
1		Sonova Holding AG (a) (m)	94
39		STMicroelectronics N.V. (m)	307
–	(h)	Straumann Holding AG (m)	52
–	(h)	Sulzer AG (m)	64
1		Swatch Group AG (The) (m)	72
1		Swatch Group AG (The) (m)	297
–	(h)	Swiss Life Holding AG (a) (m)	68
9		Swiss Reinsurance Co., Ltd. (a) (m)	506
–	(h)	Swisscom AG (m)	198
2		Syngenta AG (a) (m)	578
6		Transocean Ltd. (m)	339
67		UBS AG (a) (m)	1,109
8		Wolseley plc (m)	225
55		Xstrata plc (m)	1,155
3		Zurich Financial Services AG (a) (m)	661

			19,270

		Taiwan — 0.8%
42		Asustek Computer, Inc. (m)	334
171		Cathay Financial Holding Co., Ltd. (m)	256

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Taiwan — Continued
61	Chimei Innolux Corp. (a) (m)	33
414	China Steel Corp. (m)	432
26	Chunghwa Telecom Co., Ltd. (m)	90
183	Far Eastern New Century Corp. (m)	294
67	Formosa Plastics Corp. (m)	252
226	Hon Hai Precision Industry Co., Ltd. (m)	644
3	HTC Corp. (m)	94
29	MediaTek, Inc. (m)	260
43	Nan Ya Plastics Corp. (m)	119
105	Pegatron Corp. (a) (m)	121
173	Quanta Computer, Inc. (m)	426
752	Taishin Financial Holding Co., Ltd. (m)	402
133	Taiwan Mobile Co., Ltd. (m)	367
491	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,221
234	United Microelectronics Corp. (m)	105

		5,450

	Thailand — 0.9%
90	Advanced Info Service PCL (m)	348
136	Bangkok Bank PCL (m)	803
19	Banpu PCL (m)	457
127	Charoen Pokphand Foods PCL (m)	132
30	Electricity Generating PCL (m)	95
200	Kasikornbank PCL (m)	948
284	Krung Thai Bank PCL (m)	198
75	PTT Aromatics & Refining PCL (m)	106
18	PTT Chemical PCL (m)	99
113	PTT Exploration & Production PCL (m)	690
74	PTT PCL (m)	863
60	Siam Cement PCL (m)	883
131	Siam Commercial Bank PCL (m)	543
25	Thai Oil PCL (m)	64

		6,229

	Turkey — 0.7%
145	Akbank TAS (m)	631
29	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	380
11	BIM Birlesik Magazalar A.S. (m)	390
103	Eregli Demir ve Celik Fabrikalari TAS (m)	242
90	Haci Omer Sabanci Holding A.S. (m)	350
26	KOC Holding A.S. (m)	110
17	Tupras Turkiye Petrol Rafinerileri A.S. (m)	424
104	Turkcell Iletisim Hizmet A.S. (a) (m)	536
235	Turkiye Garanti Bankasi A.S. (m)	1,033
37	Turkiye Halk Bankasi A.S. (m)	260
201	Turkiye Is Bankasi, Class C (m)	575
144	Yapi ve Kredi Bankasi A.S. (a) (m)	342

		5,273

	United Kingdom — 7.8%
25	3i Group plc (m)	112
5	Admiral Group plc (m)	134
7	Aggreko plc (m)	233
9	AMEC plc (m)	156
35	Anglo American plc (m)	1,649
10	Antofagasta plc (m)	240
36	ARM Holdings plc (m)	340
9	Associated British Foods plc (m)	164
37	AstraZeneca plc (m)	1,788
6	Autonomy Corp. plc (a) (m)	168
75	Aviva plc (m)	487
10	Babcock International Group plc (m)	106
90	BAE Systems plc (m)	448
18	Balfour Beatty plc (m)	91
306	Barclays plc (m)	1,110
89	BG Group plc (m)	2,105
58	BHP Billiton plc (m)	2,152
496	BP plc (m)	3,740
53	British American Tobacco plc (m)	2,437
22	British Land Co. plc (m)	213
30	British Sky Broadcasting Group plc (m)	351
205	BT Group plc (m)	675
9	Bunzl plc (m)	109
12	Burberry Group plc (m)	281
37	Cairn Energy plc (a) (m)	225
16	Capita Group plc (The) (m)	187
15	Capital Shopping Centres Group plc (m)	91
5	Carnival plc (m)	169
136	Centrica plc (m)	683
31	Cobham plc (m)	103
50	Compass Group plc (m)	470
66	Diageo plc (m)	1,346
7	Eurasian Natural Resources Corp. plc (m)	86
37	G4S plc (m)	166
137	GlaxoSmithKline plc (m)	3,057
19	Hammerson plc (m)	142
22	Home Retail Group plc (m)	48
468	HSBC Holdings plc (m)	4,565
15	ICAP plc (m)	109
27	Imperial Tobacco Group plc (m)	932
12	Inmarsat plc (m)	104
8	Intercontinental Hotels Group plc (m)	153
95	International Consolidated Airlines Group S.A. (a) (m)	366
40	International Power plc (m)	200
4	Intertek Group plc (m)	131
21	Invensys plc (m)	107
13	Investec plc (m)	101
97	ITV plc (a) (m)	111
32	J Sainsbury plc (m)	157
6	Johnson Matthey plc (m)	187
6	Kazakhmys plc (m)	123
62	Kingfisher plc (m)	258
21	Land Securities Group plc (m)	287
155	Legal & General Group plc (m)	285
1,078	Lloyds Banking Group plc (a) (m)	761
4	London Stock Exchange Group plc (m)	62

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — Continued
4	Lonmin plc (m)	87
50	Man Group plc (m)	180
42	Marks & Spencer Group plc (m)	237
93	National Grid plc (m)	906
5	Next plc (m)	183
146	Old Mutual plc (m)	303
21	Pearson plc (m)	412
7	Petrofac Ltd. (m)	161
67	Prudential plc (m)	759
2	Randgold Resources Ltd. (m)	220
16	Reckitt Benckiser Group plc (m)	923
32	Reed Elsevier plc (m)	294
38	Resolution Ltd. (m)	172
23	Rexam plc (m)	141
38	Rio Tinto plc (m)	2,697
49	Rolls-Royce Holdings plc (a) (m)	527
458	Royal Bank of Scotland Group plc (a) (m)	266
92	RSA Insurance Group plc (m)	198
25	SABMiller plc (m)	939
35	Sage Group plc (The) (m)	155
3	Schroders plc (m)	80
25	Scottish & Southern Energy plc (m)	527
19	Segro plc (m)	96
13	Serco Group plc (m)	117
6	Severn Trent plc (m)	144
23	Smith & Nephew plc (m)	245
10	Smiths Group plc (m)	189
62	Standard Chartered plc (m)	1,581
61	Standard Life plc (m)	198
32	Subsea 7 S.A. (a) (m)	844
213	Tesco plc (m)	1,336
14	TUI Travel plc (m)	44
23	Tullow Oil plc (m)	471
34	Unilever plc (m)	1,082
18	United Utilities Group plc (m)	172
3	Vedanta Resources plc (m)	93
1,369	Vodafone Group plc (m)	3,840
6	Weir Group plc (The) (m)	193
5	Whitbread plc (m)	120
60	Wm Morrison Supermarkets plc (m)	286

		56,479

	United States — 0.0% (g)
6	Sims Metal Management Ltd. (m)	103
1	Synthes, Inc. (e) (m)	207

		310

	Total Common Stocks (Cost $434,057)	696,623

Investment Companies — 1.0%
	United States — 1.0%
66	iShares MSCI EAFE Index Fund (m)	3,871
31	iShares MSCI Germany Index Fund (m)	800
47	iShares MSCI Pacific ex-Japan Index Fund (m)	2,204

	Total Investment Companies (Cost $6,400)	6,875

Preferred Stocks — 1.3%
	Brazil — 0.6%
30	Banco Bradesco S.A. (m)	574
8	Cia de Bebidas das Americas (m)	239
6	Cia Energetica de Minas Gerais (m)	107
80	Itau Unibanco Holding S.A. (m)	1,613
40	Petroleo Brasileiro S.A. (m)	609
31	Vale S.A., Class A (m)	907

		4,049

	Germany — 0.7%
5	Bayerische Motoren Werke AG (m)	286
16	Henkel AG & Co. KGaA (m)	1,104
14	Porsche Automobil Holding SE (m)	1,066
8	ProSiebenSat.1 Media AG (m)	203
3	RWE AG (m)	165
13	Volkswagen AG (m)	2,661

		5,485

	Total Preferred Stocks (Cost $3,055)	9,534

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
8,300	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $8,300)	8,300

	Total Investments — 99.5% (Cost $451,812)	721,332
	Other Assets in Excess of Liabilities — 0.5%	3,679

	NET ASSETS — 100.0%	$725,011

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	5.6
Metals & Mining	4.7
Automobiles	4.6
Chemicals	4.5
Diversified Telecommunication Services	4.4
Insurance	4.2
Electric Utilities	3.7
Machinery	2.8
Food Products	2.3
Wireless Telecommunication Services	2.3
Industrial Conglomerates	2.2
Beverages	2.2
Food & Staples Retailing	2.0
Capital Markets	1.5
Real Estate Management & Development	1.4
Media	1.4
Diversified Financial Services	1.4
Electronic Equipment, Instruments & Components	1.3
Electrical Equipment	1.3
Trading Companies & Distributors	1.3
Energy Equipment & Services	1.2
Multi-Utilities	1.1
Software	1.1
Auto Components	1.0
Semiconductors & Semiconductor Equipment	1.0
Textiles, Apparel & Luxury Goods	1.0
Construction Materials	1.0
Mutual Funds	1.0
Short-Term Investment	1.2
Others (each less than 1.0%)	15.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	TOPIX Index	09/08/11	$2,949	$95
187	Dow Jones Euro STOXX 50 Index	09/16/11	7,185	(165)
23	FTSE 100 Index	09/16/11	2,184	21

				$(49)

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair value securities with a value of $0 which amounts to 0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $686,591,000 and 95.2%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,120
Aggregate gross unrealized depreciation	(20,600)

Net unrealized appreciation/depreciation	$269,520

Federal income tax cost of investments	$451,812

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$–	$34,450	$–	(a)	$34,450
Austria	–	10,139	–		10,139
Belgium	–	12,609	–		12,609
Bermuda	–	1,205	–		1,205
Brazil	1,396	–	–		1,396
Chile	4,904	573	–		5,477
China	–	4,563	–		4,563
Cyprus	–	488	–		488
Denmark	–	8,288	–		8,288
Finland	–	5,812	–		5,812
France	–	64,294	–		64,294
Germany	–	85,156	–		85,156
Greece	–	5,737	–		5,737
Hong Kong	–	7,413	–		7,413
Hungary	–	5,334	–		5,334
India	–	5,560	–		5,560
Ireland	–	5,131	–		5,131
Israel	67	5,689	–		5,756
Italy	–	46,730	–		46,730
Japan	–	161,715	–	(a)	161,715
Luxembourg	–	4,210	–		4,210
Mauritius	–	92	–		92
Mexico	5,631	135	–		5,766
Netherlands	–	27,690	–		27,690
New Zealand	–	4,118	–		4,118
Norway	–	9,390	–		9,390
Philippines	–	6,053	–		6,053
Portugal	–	4,120	–		4,120
Singapore	–	6,163	–		6,163
South Africa	–	5,442	–		5,442
South Korea	–	5,811	–		5,811
Spain	–	34,662	–		34,662

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Sweden	–	12,842	–		12,842
Switzerland	–	19,270	–		19,270
Taiwan	–	5,450	–		5,450
Thailand	–	6,229	–		6,229
Turkey	–	5,273	–		5,273
United Kingdom	–	56,479	–		56,479
United States	–	310	–		310

Total Common Stocks	$11,998	$684,625	$–	(a)	$696,623

Preferred Stocks
Brazil	4,049	–	–		4,049
Germany	–	5,485	–		5,485

Total Preferred Stocks	$4,049	$5,485	$–		$9,534

Investment Companies
United States	6,875	–	–		6,875

Total Investment Companies	$6,875	$–	$–		$6,875

Short-Term Investment
Investment Company	8,300	–	–		8,300

Total Investments in Securities	$31,222	$690,110	$–	(a)	$721,332

Appreciation in Other Financial Instruments
Futures Contracts	$116	$–	$–		$116
Depreciation in Other Financial Instruments
Futures Contracts	$(165)	$–	$–		$(165)

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

	Balance as of 10/31/2010		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/2011
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—		$—	(a)
Common Stocks - Japan	—	(a)	—	—	—	—	—	—		—	(a)
Common Stocks - United Kingdom	5		—	—	—	—	(5)	—		—

Total	$5		$—	$—	$—	$—	$(5)	$—	$—	$—	(a)

(a)	Security has a zero value.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs amounted to $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 26, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
September 26, 2011